BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2017
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
Balances with Related Parties
The detail of significant outstanding balances for transactions entered into by TGS and its related parties as of December 31, 2017 and 2016 is as follows:

	2017		2016
Sociedad	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Controlling shareholder:
CIESA	39	-	44	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía (1)	15,681	987,062	114,039	883,781
Associate which exercises significant influence on the controlling shareholder:
Link	520	-	425	-
EGS	-	460	-	602
TGU	-	2,968	-	2,529
Other related companies:
Petrolera Pampa S.A.	-	-	-	2,634
Refinor	-	3,534	-	-
Pampa Comercializadora S.A.	1,882	-	943	-
Petrolera Entre Lomas S.A.	-	-	17	-
Oleoductos del Valle S.A.	1,338	-	297	-
Central Térmica Piedrabuena S.A.	5,189	-	1,224	-
Transener S.A.	30	-	727	-
Total	24,679	994,024	117,716	889,546

(1)Accounts payable includes Ps. 891,365 and Ps. 848,181 corresponding to the financial leasing recorded as "Loans" as of December 31, 2017 and 2016, respectively .

Transactions with Related Parties
The detail of significant transactions with related parties for the years ended December 31, 2017, 2016 and 2015 is as follows:

Year ended December 31, 2017:

		Revenues			Costs		Financial Results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interests expenses
Controlling shareholder:
CIESA	-	-	-	-	-	92	-
Associate which exercises joint control on the controlling shareholder:					-
Pampa Energía	27,681	57,234	70,492	135,833	354,518	-	65,076
Jointly control entity:
UT	-	-	-	-	-	1,397	-
Associates with significant influence:
Link	-	-	4,587	-	-	-	-
Other related companies:
Petrolera Pampa S.A.	-	-	-	24,850	-	-	-
Refinor S.A.	-	-	-	3,534	-	-	-
Petrolera Entre Lomas S.A.	-	-	-	11,017	-	-	-
Oleoductos del Valle S.A.	4,618	-	958	-	-	-	-
Pampa Comercializadora S.A.	6,647	-	-	-	-	-	-
Central Térmica Piedrabuena S.A.	11,031	-	-	-	-	-	-
Central Térmica Loma La Lata S.A.	-	-	244	-	-	-	-
Experta ART	-	-	-	7,326	-	-	-
Total	49,977	57,234	76,281	182,560	354,518	1,489	65,076

Year ended December 31, 2016:

		Revenues			Costs		Financial Results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interests expenses
Controlling shareholder:
CIESA	-	-	-	-	-	122	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía (1)	21,653	1,140	178,056	81,421	168,008	-	24,464
Associates with significant influence:
Link	-	-	3,924	-	-	-	-
Other related companies:
Compañía Mega S.A.(2)	1,641	82,590	17	-	-	-	-
Experta ART	-	-	-	2,346	-	-	-
Braskem Netherlands BV (2)	-	19,511	-	-	-	-	-
Petroleo Brasileiro (2)	-	265,236	-	-	-	-	-
Petrolera Pampa S.A.	-	-	-	165,771	-	-	-
WEB S.A.	-	-	-	3,325
Oleoductos del Valle S.A.	2,418	-	-	-	-	-	-
Pampa Comercializadora S.A.	3,603	-	-	-	-	-	-
Petrouruguay S.A. (2)	551	51	-	-	-	-	-
Central Térmica Piedrabuena S.A.	7,618	-	-	-	-	-	-
Petrolera Entre Lomas S.A.	-	-	188	24,740
Total	37,484	368,528	182,185	277,603	168,008	122	24,464

(1)
Until July, 27, 2016 includes transactions with P etrobras Argentina S.A. From that date, as a consequence of the merger between P ampa Energía and P etrobras Argentina, includes transactions with both parties.

(2)	As of July 27, 2016, those companies are not considered as related parties due to the acquisition of P etrobras Argentina shares by P ampa Energía as described in Note 1.

Year ended December 31, 2015:

		Revenues			Costs		Financial Results	Other operating income
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interests earned	Acquisition of the rights of the arbitration procedding(1)
Controlling shareholder:
CIESA	-	-	-	-	-	122	-	-
Associate which exercises joint control on the controlling shareholder:
Petrobras Argentina	27,681	2,414	99,481	112,135	52,481	-	-	-
Associate which exercises significant influence on the controlling shareholder:
Pampa Energía	-	-	-	-	-	-	11,348	324,390	(1)
Associate with significant influence:
Link	-	-	3,087	-	-	-	-	-
Other related companies:					-	-	-	-
Compañía Mega S.A.	1,176	63,591	30	-	-	-	-	-
Petrobras Global Trading BV	-	44,058	-	-	-	-	-	-
Braskem Netherlands BV	-	132,101	-	-	-	-	-	-
Petroleo Brasileiro	-	95,618	-	-	-	-	-	-
Petrolera Pampa S.A.	-	-	-	41,332	-	-	-	-
Total	28,857	337,782	102,598	153,467	52,481	122	11,348	324,390

(1)	See Note 17.a)